Earnings per share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings per Share	Earnings per share
EARNINGS PER SHARE

Quarters				Half year
Q2 2022	Q1 2022	Q2 2021		2022	2021
18,040	7,116	3,428	Income/(loss) attributable to Shell plc shareholders ($ million)	25,156	9,087

			Weighted average number of shares used as the basis for determining:
7,453.2	7,603.0	7,790.1	Basic earnings per share (million)	7,527.7	7,786.1
7,518.5	7,661.6	7,835.9	Diluted earnings per share (million)	7,589.6	7,834.2